United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5843

                      (Investment Company Act File Number)


                             Cash Trust Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 5/31/06


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments






GOVERNMENT CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

      Principal
        Amount                                                                                                 Value

                          U.S. GOVERNMENT AGENCIES--25.1%
 $    37,500,000     (1)  Federal Home Loan Bank System Floating Rate Notes, 3.265% - 3.670%,
                          9/12/2005 - 11/16/2005                                                      $     37,486,980
      16,175,000          Federal Home Loan Bank System Notes, 2.375% - 4.000%, 2/24/2006 -
                          9/15/2006                                                                         16,071,010
      41,932,000     (2)  Federal Home Loan Mortgage Corp. Discount Notes, 3.170% - 3.475%,
                          9/20/2005 - 12/20/2005                                                            41,656,993
      31,000,000     (1)  Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.335% - 3.702%,
                          9/9/2005 - 11/7/2005                                                              30,989,758
      9,000,000           Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.500%, 1/15/2006 -
                          8/11/2006                                                                          9,051,587
      20,000,000     (1)  Federal National Mortgage Association Floating Rate Notes, 3.220% -
                          3.386%, 9/6/2005 - 10/3/2005                                                      19,999,390
                               TOTAL U.S. GOVERNMENT AGENCIES                                               155,255,718

                          REPURCHASE AGREEMENTS--74.9%
      17,000,000     (3)  Interest in $750,000,000 joint repurchase agreement 3.58%, dated
                          8/10/2005 under which Banc of America Securities LLC will repurchase
                          U.S. Government Agency securities with various maturities to 8/25/2035 for $753,729,167 on 9/30/2005. The market value of the underlying
                          securities at the end of the period was $772,500,001.                             17,000,000
      65,000,000          Interest in $4,350,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Barclays Capital, Inc. will repurchase U.S.
                          Government Agency securities with various maturities to 7/15/2032 for
                          $4,350,436,208 on 9/1/2005. The market value of the underlying
                          securities at the end of the period was $4,437,445,374.                           65,000,000
      11,000,000     (3)  Interest in $550,000,000 joint repurchase agreement 3.50%, dated
                          7/27/2005 under which Citigroup Global Markets, Inc. will repurchase
                          U.S. Government Agency securities with various maturities to 8/25/2035 for $553,315,278 on 9/27/2005. The market value of the underlying
                          securities at the end of the period was $566,500,000.                             11,000,000
      20,000,000     (3)  Interest in $500,000,000 joint repurchase agreement 3.43%, dated
                          7/15/2005 under which Credit Suisse First Boston LLC will repurchase
                          U.S. Government Agency securities with various maturities to 9/1/2035 for $502,858,333 on 9/16/2005. The market value of the underlying
                          securities at the end of the period was $520,345,248.                             20,000,000
      16,000,000     (3)  Interest in $500,000,000 joint repurchase agreement 3.43%, dated
                          7/18/2005 under which Credit Suisse First Boston LLC will repurchase
                          U.S. Government Agency securities with various maturities to 9/1/2035 for $502,810,694 on 9/16/2005. The market value of the underlying
                          securities at the end of the period was $520,242,083.                             16,000,000
      10,000,000     (3)  Interest in $350,000,000 joint repurchase agreement 3.55%, dated
                          7/19/2005 under which Credit Suisse First Boston LLC will repurchase
                          U.S. Government Agency securities with various maturities to 9/1/2035 for $353,140,796 on 10/19/2005. The market value of the underlying
                          securities at the end of the period was $364,199,521.                             10,000,000
      14,000,000     (3)  Interest in $350,000,000 joint repurchase agreement 3.62%, dated
                          8/15/2005 under which Credit Suisse First Boston LLC will repurchase
                          U.S. Government Agency securities with various maturities to 9/1/2035 for $352,287,639 on 10/20/2005. The market value of the underlying
                          securities at the end of the period was $364,200,668.                             14,000,000
      15,000,000     (3)  Interest in $480,000,000 joint repurchase agreement 3.65%, dated
                          8/2/2005 under which Deutsche Bank Securities, Inc. will repurchase
                          U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2035 for $484,380,000 on 10/31/2005. The market value of the underlying securities at the end of the period was
                          $497,418,336.                                                                     15,000,000
      27,000,000     (3)  Interest in $900,000,000 joint repurchase agreement 3.73%, dated
                          8/18/2005 under which Deutsche Bank Securities, Inc. will repurchase
                          U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2035 for $908,299,250 on 11/15/2005. The market value of the underlying securities at the end of the period was
                          $934,204,861.                                                                     27,000,000
      64,000,000          Interest in $500,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Greenwich Capital Markets, Inc. will repurchase
                          U.S. Government Agency securities with various maturities to
                          11/28/2035 for $500,050,139 on 9/1/2005. The market value of the
                          underlying securities at the end of the period was $515,002,155.                  64,000,000
      27,327,000          Interest in $1,300,000,000 joint repurchase agreement 3.56%, dated
                          8/31/2005 under which J.P. Morgan Securities, Inc. will repurchase a
                          U.S. Treasury security with a maturity to 8/15/2008 for $1,300,128,556 on 9/1/2005. The market value of the underlying security at the end of
                          the period was $1,326,000,000.                                                    27,327,000
      65,000,000          Interest in $500,000,000 joint repurchase agreement 3.62%, dated
                          8/31/2005 under which J.P. Morgan Securities, Inc. will repurchase
                          U.S. Government Agency securities with various maturities to 7/15/2035 for $500,050,278 on 9/1/2005. The market value of the underlying
                          securities at the end of the period was $510,002,351.                             65,000,000
      65,000,000          Interest in $800,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Morgan Stanley & Co., Inc. will repurchase U.S.
                          Government Agency securities with various maturities to 8/1/2035 for
                          $800,080,222 on 9/1/2005. The market value of the underlying
                          securities at the end of the period was $819,509,147.                             65,000,000
      24,000,000     (3)  Interest in $750,000,000 joint repurchase agreement 3.58%, dated
                          8/17/2005 under which UBS Securities LLC will repurchase U.S.
                          Government Agency securities with various maturities to 6/25/2035 for
                          $753,207,083 on 9/30/2005. The market value of the underlying
                          securities at the end of the period was $773,532,202.                             24,000,000
      24,000,000     (3)  Interest in $750,000,000 joint repurchase agreement 3.60%, dated
                          8/11/2005 under which UBS Securities LLC will repurchase U.S.
                          Government Agency securities with various maturities to 6/25/2035 for
                          $754,200,000 on 10/7/2005. The market value of the underlying
                          securities at the end of the period was $774,560,346.                             24,000,000
                               TOTAL REPURCHASE AGREEMENTS                                                  464,327,000
                               TOTAL INVESTMENTS--100.0%
                               (AT AMORTIZED COST)(4)                                                       619,582,718
                               OTHER ASSETS AND LIABILITIES--NET--0.0%                                          97,888
                               TOTAL NET ASSETS--100%                                                  $     619,680,606

================================================================================

        1  Floating rate note with current rate and next reset date shown.
        2  Discount rate at the time of purchase.
        3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
        4  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






MUNICIPAL CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Principal
         Amount                                                                                                 Value

                         SHORT-TERM MUNICIPALS--100.1%(1)
                         Alabama--1.3%
 $     2,922,000         Birmingham, AL IDA, IDRB's (Series 1999) Weekly VRDNs (Glasforms,
                         Inc.)/(Wells Fargo Bank, N.A. LOC)                                            $      2,922,000
       3,100,000         Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank N.A.,
                         New York LOC)                                                                        3,100,000
                              TOTAL                                                                           6,022,000
                         Arizona--5.6%
       2,159,000         Arizona Health Facilities Authority, (Series 2002) Weekly VRDNs (Royal
                         Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)                                   2,159,000
       2,000,000         Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs
                         (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A.
                         LOC) 2,000,000
       2,600,000         Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds
                         (Series 1985B) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ)               2,600,000
       2,700,000         Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo
                         Bank, N.A., Minnesota LOC)                                                           2,700,000
       2,000,000         Maricopa County, AZ, IDA, (Series 2000A)  Weekly VRDNs (Las Gardenias
                         Apartments LP)/(FNMA LOC)                                                            2,000,000
        635,000          Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria
                         Housing LLC)/
                         -------------------------------------------------------------------------
                         (FNMA LOC)                                                                            635,000
       2,700,000         Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002) Weekly VRDNs
                         (San Remo Apartments LP)/(FNMA LOC)                                                  2,700,000
       1,350,000         Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System
                         (Series 2004A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit
                         Local LIQ)                                                                           1,350,000
       3,000,000     (2) Phoenix, AZ IDA, PT-479 Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC
                         GTD)/
                         -------------------------------------------------------------------------
                         (FHLMC LIQ)                                                                          3,000,000
        500,000          Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of
                         New York LOC)                                                                         500,000
       1,500,000         Tempe, AZ IDA, (Series 2002C) Weekly VRDNs (Friendship Village of
                         Tempe)/(Lasalle Bank, N.A. LOC)                                                      1,500,000
       2,170,000         Tucson, AZ IDA, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Quality
                         Apartment Living LLC)/(FNMA LOC)                                                     2,170,000
       1,500,000         Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical
                         Center)/(FSA INS)/(Dexia Credit Local LIQ)                                           1,500,000
                              TOTAL                                                                          24,814,000
                         Arkansas--1.2%
       1,500,000         Arkansas Development Finance Authority, (Series 1999B) Weekly VRDNs
                         (Riceland Foods, Inc.)/(BNP Paribas SA LOC)                                          1,500,000
       1,000,000         Arkansas Development Finance Authority, (Series 1999C) Weekly VRDNs
                         (Riceland Foods, Inc.)/(BNP Paribas SA LOC)                                          1,000,000
       1,000,000         Arkansas Development Finance Authority, (Series 1999D) Weekly VRDNs
                         (Riceland Foods, Inc.)/(BNP Paribas SA LOC)                                          1,000,000
       2,050,000         Arkansas Development Finance Authority, (Series 2000B) Weekly VRDNs
                         (Riceland Foods, Inc.)/(SunTrust Bank LOC)                                           2,050,000
                              TOTAL                                                                           5,550,000
                         California--0.1%
        332,452      (2) Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1) Weekly
                         VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                               332,452
                         Colorado--1.7%
       2,250,000         Adams County, CO IDB, (Series 1993) Weekly VRDNs (Bace Manufacturing,
                         Inc.)/(WestLB AG (GTD) LOC)                                                          2,250,000
        600,000          Colorado HFA, (Series 2000B) Weekly VRDNs (New Belgium Brewing Co.,
                         Inc.)/(Wells Fargo Bank, N.A. LOC)                                                    600,000
       3,000,000         Denver, CO City & County Airport Authority, (Series 2004A) Weekly VRDNs
                         (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (GTD) LIQ)             3,000,000
       1,600,000         Thornton, CO, (Series 2003) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A.
                         LOC) 1,600,000 TOTAL 7,450,000
                         Florida--2.3%
       1,865,000     (2) Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA
                         COL)/(Lehman Brothers Holdings, Inc. LIQ)                                            1,865,000
       3,000,000         Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft
                         Co.)/(Textron Inc. GTD)                                                              3,000,000
       2,500,000         Highlands County, FL Health Facilities Authority, Hospital Revenue
                         Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group),
                         Mandatory Tender 9/1/2005                                                            2,500,000
       2,873,000     (2) Hillsborough County, FL Port District, Floater Certificates (Series
                         2004-1019) Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp.
                         INS)/(Morgan Stanley LIQ)                                                            2,873,000
                              TOTAL                                                                          10,238,000
                         Georgia--2.7%
       2,115,000         Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs
                         (Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank
                         Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)                                 2,115,000
       3,000,000         Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside
                         Vista Apartments)/(FNMA LOC)                                                         3,000,000
       3,000,000         Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)                     3,000,000
       4,000,000         Savannah, GA EDA, (Series 2003C) Weekly VRDNs (Marshes of Skidaway
                         Island)/(BNP Paribas SA LOC)                                                         4,000,000
                              TOTAL                                                                          12,115,000
                         Illinois--3.9%
       1,900,000         Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris,
                         N.A. LOC) 1,900,000
       4,975,000         Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs
                         (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC)                       4,975,000
       1,000,000         Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs
                         (Apogee Enterprises, Inc.)/(Bank of New York LOC)                                    1,000,000
       2,630,000         Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series
                         1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC)                     2,630,000
       3,750,000         Illinois Development Finance Authority MFH (Series 1999) Weekly VRDNs
                         (Butterfield Creek Associates LP)/(Lasalle Bank, N.A. LOC)                           3,750,000
       3,000,000         Illinois Development Finance Authority, (Series 2002) Weekly VRDNs
                         (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A. LOC)                         3,000,000
                              TOTAL                                                                          17,255,000
                         Indiana--5.0%
       1,150,000         Carmel, IN, (Series 1999) Weekly VRDNs (Telamon Corp.)/(Lasalle Bank,
                         N.A. LOC) 1,150,000
       1,100,000         Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly
                         VRDNs (Pedcor Investments-1994-XXII LP)/(FHLB of Indianapolis LOC)                   1,100,000
       1,025,000         Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(Key
                         Bank, N.A. LOC)                                                                      1,025,000
        810,000          Indiana Development Finance Authority, (Series 1996) Weekly VRDNs
                         (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC)                                  810,000
       7,000,000         Indiana Development Finance Authority, (Series 2004) Weekly VRDNs
                         (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                   7,000,000
       1,500,000         Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs
                         (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)                 1,500,000
        490,000          Lebanon, IN IDA, (Series 1991) Weekly VRDNs (White Castle
                         System)/(JPMorgan Chase Bank, N.A. LOC)                                               490,000
       2,080,000         Miami County, IN, (Series 2001: Timberland RV Project) Weekly VRDNs
                         (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC)                      2,080,000
       6,951,000         Portage, IN Economic Development Revenue Board, (Series 1995A: Port
                         Crossing III) Weekly VRDNs (Pedcor Investments-1995-XXIII LP)/(FHLB of
                         Indianapolis LOC)                                                                    6,951,000
                              TOTAL                                                                          22,106,000
                         Kansas--1.3%
       2,695,000         Unified Government of Wyandotte County/Kansas City, KS, MFH Revenue
                         Bonds (Series 2002A-1) Weekly VRDNs (Royal Ridge Apartments)/(FNMA LOC)              2,695,000
       3,135,000         Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank,
                         N.A. LOC) 3,135,000 TOTAL 5,830,000
                         Kentucky--1.0%
        930,000          Fort Mitchell, KY IDA, 3.25% TOBs (Motor Inn, Inc.)/(Huntington National
                         Bank, Columbus, OH LOC), Optional Tender 11/1/2005                                    930,000
       1,200,000         Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting
                         Corp.)/(Fifth Third Bank, Cincinnati LOC)                                            1,200,000
       1,430,000         Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of
                         Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)                          1,430,000
        900,000          Winchester, KY, (Series 1990) Weekly VRDNs (Walle Corp.)/(UBS AG LOC)                 900,000
                              TOTAL                                                                           4,460,000
                         Louisiana--1.3%
       3,350,000         Louisiana Local Government Environmental Facilities Community
                         Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal
                         Church in Covington)/(SunTrust Bank LOC)                                             3,350,000
       2,500,000         New Orleans, LA IDB, (Series 2000) Weekly VRDNs (Home Furnishings
                         Store)/(JPMorgan Chase Bank, N.A. LOC)                                               2,500,000
                              TOTAL                                                                           5,850,000
                         Maine--0.9%
       3,975,000         Paris, ME, (Series 2001) Weekly VRDNs (Maine Machine Products Co.)/(Key
                         Bank, N.A. LOC)                                                                      3,975,000
                         Maryland--0.8%
       1,705,000         Maryland State Community Development Administration, (Series 1990B)
                         Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust
                         Co., Buffalo, NY LOC)                                                                1,705,000
       1,640,000         Maryland State Economic Development Corp., (Series 1998A-Catterton
                         Printing Company Facility) Weekly VRDNs (Sky II LLC)/(Manufacturers &
                         Traders Trust Co., Buffalo, NY LOC)                                                  1,640,000
        330,000          Maryland State Economic Development Corp., (Series 1998B) Weekly VRDNs
                         (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co.,
                         Buffalo, NY LOC)                                                                      330,000
                              TOTAL                                                                           3,675,000
                         Massachusetts--1.1%
       5,000,000         Massachusetts IFA, (Series 1992B), 2.72% CP (New England Power Co.),
                         Mandatory Tender 10/17/2005                                                          5,000,000
                         Minnesota--1.3%
        970,000          Brooklyn Park, MN EDA, (Series 1999) Weekly VRDNs (Midwest Finishing,
                         Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)                                         970,000
       3,000,000         Minnesota State HFA, (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005             3,000,000
        420,000          Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A.,
                         Minnesota LOC)                                                                        420,000
       1,305,000         Red Wing, MN Port Authority, (Series 1998) Weekly VRDNs (Food Service
                         Specialties)/(Wells Fargo Bank, N.A., Minnesota LOC)                                 1,305,000
                              TOTAL                                                                           5,695,000
                         Mississippi--0.3%
       1,500,000         Mississippi Regional Housing Authorithy No. II, (Series 2000), 3.30%
                         TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC),
                         Optional Tender 5/1/2006                                                             1,500,000
                         Missouri--0.9%
       4,000,000         Kansas City, MO IDA, (Series 2004B) Weekly VRDNs (The Bishop Spencer
                         Place, Inc.)/
                         -------------------------------------------------------------------------
                         (Commerce Bank, N.A., Kansas City LOC)                                               4,000,000
                         Multi State--4.8%
       1,877,500     (2) BNY Municipal Certificates Trust (Series 2002-BNY1) Weekly VRDNs (Bank
                         of New York LIQ)/(Bank of New York LOC)                                              1,877,500
       12,000,000    (2) Charter Mac Floater Certificates Trust I, (Nat-5 Series) Weekly VRDNs
                         (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank
                         (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg
                         (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co.
                         LIQs)                                                                               12,000,000
       2,448,000     (2) Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1)
                         Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)                        2,448,000
       5,000,000     (2) Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19)
                         Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                              5,000,000
                              TOTAL                                                                          21,325,500
                         New Mexico--4.0%
       17,870,344        New Mexico Mortgage Finance Authority, (Series 2005), 3.53% TOBs
                         (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006                           17,870,344
                         New York--0.4%
       1,885,000         New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park
                         Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                1,885,000
                         North Dakota--0.9%
        400,000          Fargo, ND, (Series 1997) Weekly VRDNs (Owen Industries, Inc.)/(Wells
                         Fargo Bank, N.A. LOC)                                                                 400,000
       3,410,000         Grand Forks, ND, (Series 1999) Weekly VRDNs (LM Glasfiber North Dakota,
                         Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)                                        3,410,000
                              TOTAL                                                                           3,810,000
                         Ohio--18.5%
       5,635,000         Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs
                         (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)                                      5,635,000
       8,000,000         Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs
                         (Summa Health System)/(JPMorgan Chase Bank, N.A. LOC)                                8,000,000
       9,115,000         Clark County, OH, (Series 2001) Weekly VRDNs (Ohio Masonic Home)/(AMBAC
                         INS)/
                         -------------------------------------------------------------------------
                         (JPMorgan Chase Bank, N.A. LIQ)                                                      9,115,000
       2,000,000         Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997)
                         Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC)                                2,000,000
       1,035,000         Elyria, OH, 4.00% BANs, 7/20/2006                                                    1,045,381
       1,565,000         Fairborn, OH, 4.00% BANs, 6/28/2006                                                  1,580,259
       3,000,000         Graham, OH Local School District, 4.00% BANs, 11/9/2005                              3,006,122
       2,500,000         Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank
                         of New York and Citizens Bank of Pennsylvania LOCs)                                  2,500,000
       6,500,000         Huber Heights, OH, IDR, (Series 1999) Weekly VRDNs (Paxar
                         Corp.)/(SunTrust Bank LOC)                                                           6,500,000
       2,000,000         Kent State University, OH, (Series 2001) Weekly VRDNs (MBIA Insurance
                         Corp. INS)/(Dexia Bank, Belgium LIQ)                                                 2,000,000
       1,180,000         Kirtland, OH, 3.15% BANs, 7/27/2006                                                  1,182,063
       8,305,000         Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush
                         Wellman, Inc.)/
                         -------------------------------------------------------------------------
                         (JPMorgan Chase Bank, N.A. LOC)                                                      8,305,000
       4,750,000         Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders
                         Supply, Inc.)/
                         -------------------------------------------------------------------------
                         (PNC Bank, N.A. LOC)                                                                 4,750,000
       1,267,000         Morrow County, OH, 4.00% BANs, 7/18/2006                                             1,278,328
       1,485,000         Ohio State Higher Educational Facilities Commission, Pooled Financing
                         (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)                       1,485,000
       7,400,000         Ohio State, Environmental Improvement Revenue Bonds (Series 1996) Weekly
                         VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                7,400,000
        215,000          Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,
                         Inc.)/(National City Bank, Ohio LOC)                                                  215,000
       1,000,000         Painesville, OH, (Series 2005-1), 3.25% BANs, 3/23/2006                              1,003,519
       2,000,000         Rossford, OH, 4.00% BANs, 6/15/2006                                                  2,014,492
       2,820,000         Summit County, OH IDA, (Series 1999) Weekly VRDNs (Waltco Truck
                         Equipment)/(Svenska Handelsbanken, Stockholm LOC)                                    2,820,000
       2,000,000         Toledo-Lucas County, OH Port Authority, Airport Development Revenue
                         Bonds (Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/(ABN
                         AMRO Bank NV, Amsterdam LOC)                                                         2,000,000
       4,425,000         Trumbull County, OH Sewer District, 3.75% BANs, 4/4/2006                             4,449,072
       2,500,000         Union County, OH, 3.20% BANs, 6/7/2006                                               2,500,000
       1,000,000         Wauseon, OH, 3.80% BANs, 8/30/2006                                                   1,005,790
        398,000          Williams County, OH, 3.75% BANs, 5/4/2006                                             399,682
                              TOTAL                                                                          82,189,708
                         Oklahoma--1.5%
       2,000,000         Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase
                         Bank, N.A. LOC)                                                                      2,000,000
       2,500,000         Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs
                         (ConocoPhillips)                                                                     2,500,000
       2,000,000         Oklahoma Development Finance Authority, (Series 2003), 2.42% TOBs
                         (ConocoPhillips)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005                    2,000,000
                              TOTAL                                                                           6,500,000
                         Oregon--0.4%
       1,000,000         Oregon State, (Series 194) Weekly VRDNs (Tillamook County Creamery
                         Association)/(BNP Paribas SA LOC)                                                    1,000,000
       1,000,000         Oregon State, (Series 195) Weekly VRDNs (Columbia River Processing,
                         Inc.)/(BNP Paribas SA LOC)                                                           1,000,000
                              TOTAL                                                                           2,000,000
                         Pennsylvania--2.4%
        895,000          McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered
                         Metal Co.)/(PNC Bank, N.A.. LOC)                                                      895,000
       2,000,000         Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series
                         2004B) Weekly VRDNs (Sunoco, Inc.)                                                   2,000,000
       4,000,000         Philadelphia, PA Hospitals & Higher Education Facilities Authority,
                         (Series 2002-B) Daily VRDNs (Children's Hospital of
                         Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs)                   4,000,000
       3,700,000         Philadelphia, PA, (Series A of 2005-2006), 4.00% TRANs, 6/30/2006                    3,736,665
                              TOTAL                                                                          10,631,665
                         South Carolina--1.4%
       2,200,000         Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)                                   2,200,000
       3,800,000         Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.)                    3,800,000
        185,000          South Carolina Jobs-EDA, EDRB (Series 1994) Weekly VRDNs (Carolina
                         Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)                   185,000
                              TOTAL                                                                           6,185,000
                         South Dakota--3.6%
       16,000,000    (2) Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9)
                         Weekly VRDNs (South Dakota Housing Development Authority)/(State Street
                         Bank and Trust Co. LIQ)                                                             16,000,000
                         Tennessee--1.0%
       1,400,000         Franklin County, TN IDB, (Series 1997) Weekly VRDNs (Hi-Tech)/(Regions
                         Bank, Alabama LOC)                                                                   1,400,000
        215,000          Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase
                         Bank, N.A. LOC)                                                                       215,000
       2,500,000         Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom
                         Equipment)/(Amsouth Bank N.A., Birmingham, AL LOC)                                   2,500,000
        150,000          Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures,
                         Inc.)/(SunTrust Bank LOC)                                                             150,000
                              TOTAL                                                                           4,265,000
                         Texas--12.9%
       4,810,000     (2) Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont
                         Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC)                    4,810,000
       2,000,000         Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU
                         Energy)/(Wachovia Bank N.A. LOC)                                                     2,000,000
        990,000      (2) Dallas-Fort Worth, TX International Airport, Roaring Forks (Series
                         2003-4) Weekly VRDNs (FSA, MBIA Insurance Corp. INS)
                         and Bank of New York LIQs)                                                             990,000
       9,000,000         East Texas Housing Finance Corp., (Series 2002) Weekly VRDNs (The Park
                         at Shiloh Apartments)/(Wachovia Bank N.A. LOC)                                       9,000,000
       8,025,000     (2) Garland, TX, Roaring Forks (Series 2005-2) Weekly VRDNs (FSA INS)/(Bank
                         of New York LIQ)                                                                     8,025,000
       16,000,000        Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp)                 16,000,000
       4,730,000         Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake
                         Cove Apartments)/(Citibank N.A., New York LOC)                                       4,730,000
       5,000,000         Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air
                         Products & Chemicals, Inc.)                                                          5,000,000
       5,000,000         Texas State Department of Housing & Community Affairs, (Series 2005A)
                         Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)                                          5,000,000
       1,855,000     (2) Texas State Department of Housing & Community Affairs, MERLOTS (Series
                         2001-A109), 2.22% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional
                         Tender 11/16/2005                                                                    1,855,000
                              TOTAL                                                                          57,410,000
                         Utah--0.6%
       2,500,000         West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key
                         Bank, N.A. LOC)                                                                      2,500,000
                         Virginia--6.9%
       1,250,000     (2) ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/( Series
                         1998-21) Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO
                         Bank NV, Amsterdam LIQ)                                                              1,250,000
       9,000,000         Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense
                         Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)                                       9,000,000
       4,500,000         Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak
                         Semiconductor LP)/(Citibank N.A., New York LOC)                                      4,500,000
       2,500,000         Henrico County, VA EDA, (Series 2003B) Weekly VRDNs
                         (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)                             2,500,000
       12,500,000        James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health
                         System)                                                                             12,500,000
        965,000          Portsmouth, VA Redevelopment and Housing Authority, (Series 2000) Weekly
                         VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)                     965,000
                              TOTAL                                                                          30,715,000
                         Washington--5.1%
       5,310,000     (2) Clark County, WA Public Utilities District No. 001, MERLOTS (Series
                         2001-A116), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional
                         Tender 11/10/2005                                                                    5,310,000
       5,665,000         Washington State EDFA (Series 2005B) Weekly VRDNs (Harold LeMay
                         Enterprises, Inc.)/(Bank of America N.A. LOC)                                        5,665,000
       2,000,000         Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs
                         (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC)                                  2,000,000
       2,000,000         Washington State Housing Finance Commission, (Series 1996) Weekly VRDNs
                         (Assisted Living Concepts, Inc.)/(U.S. Bank, N.A. LOC)                               2,000,000
       2,575,000         Washington State Housing Finance Commission, (Series 1996A: Pacific Inn
                         Apartments) Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC)                     2,575,000
       2,250,000         Washington State Housing Finance Commission, (Series 1998A: Oxford
                         Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC)            2,250,000
       3,000,000         Washington State Housing Finance Commission, (Series 2005 B) Weekly
                         VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC)                 3,000,000
                              TOTAL                                                                          22,800,000
                         West Virginia--0.9%
       4,000,000         Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds
                         (Series 1996), 2.77% CP (Virginia Electric & Power Co.), Mandatory
                         Tender 10/17/2005                                                                    4,000,000
                         Wisconsin--2.1%
       2,000,000         Combined Locks, WI, Development Revenue Bonds, Series 1997 Weekly VRDNs
                         (Appleton Papers)/(Lasalle Bank, N.A. LOC)                                           2,000,000
       3,715,000         Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall
                         & Ilsley Bank, Milwaukee LOC)                                                        3,715,000
        660,000          Marshfield, WI, (Series 1993) Weekly VRDNs (Building Systems,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                                 660,000
       2,925,000         Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall &
                         Ilsley Bank, Milwaukee LOC)                                                          2,925,000
                              TOTAL                                                                           9,300,000
                              TOTAL INVESTMENTS --- 100.1%
                              (AT AMORTIZED COST)(3)                                                         445,254,669
                              OTHER ASSETS AND LIABILITIES --- NET --- (0.1)%                                 (330,829)
                              TOTAL NET ASSETS --- 100%                                                $     444,923,840

================================================================================


           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 65.8% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

          Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At August 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Percentages Based on Total Market Value
           First Tier          Second Tier
           ------------------- ----------------
           ------------------- ----------------
           96.97%              3.03%
           ------------------- ----------------

     2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $67,635,952 which represents 15.2% of total net assets. 3 Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.



Investment Valuation
     The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

    The following acronyms are used throughout this portfolio:

    AMBAC         --American Municipal Bond Assurance Corporation
    AMT           --Alternative Minimum Tax
    BANs          --Bond Anticipation Notes
    COL           --Collateralized
    CP            --Commercial Paper
    EDA           --Economic Development Authority
    EDFA          --Economic Development Financing Authority
    EDRB          --Economic Development Revenue Bonds
    FGIC          --Financial Guaranty Insurance Company
    FHLB          --Federal Home Loan Bank
    FHLMC         --Federal Home Loan Mortgage Corporation
    FNMA          --Federal National Mortgage Association
    FSA           --Financial Security Assurance
    GNMA          --Government National Mortgage Association
    GTD           --Guaranteed
    HFA           --Housing Finance Authority
    IDA           --Industrial Development Authority
    IDB           --Industrial Development Bond
    IDC           --Industrial Development Corporation
    IDR           --Industrial Development Revenue
    IDRB          --Industrial Development Revenue Bond
    IFA           --Industrial Finance Authority
    INS           --Insured
    LIQ           --Liquidity Agreement
    LOC           --Letter of Credit
    MERLOTS       --Municipal Exempt Receipts - Liquidity Optional Tender Series
    MFH           --Multi-Family Housing
    TOBs          --Tender Option Bonds
    TOPS          --Trust Obligation Participating Securities
    TRANs         --Tax and Revenue Anticipation Notes
    VRDNs         --Variable Rate Demand Notes







PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Principal
         Amount                                                                                                  Value

                          ASSET-BACKED SECURITIES--3.4%
                          Finance - Automotive--2.4%
 $     1,069,902          Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005            $       1,069,902
       35,000,000         GS Auto Loan Trust 2005-1, Class A1, 3.848%, 8/15/2006                               35,000,000
       6,081,047          Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006               6,081,047
       16,489,912         HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006                            16,489,912
       37,671,823         Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006                37,671,823
       5,786,646          Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006                      5,786,646
       4,069,905          WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                        4,069,905
                               TOTAL                                                                          106,169,235
                          Finance - Equipment--0.9%
       3,054,998          CIT Equipment Collateral 2005-VT1, Class A1, 3.072%, 3/20/2006                       3,054,998
       12,212,785         CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                               12,212,785
        397,346     (1,2) GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1,
                          2.590%, 12/22/2005                                                                    397,346
       14,674,617         GE Commercial Equipment Financing LLC, (Series 2005-1), Class A1,
                          3.423%, 6/20/2006                                                                    14,674,617
       11,399,778         John Deere Owner Trust 2005-A, Class A1, 3.396%, 6/15/2006                           11,399,778
                               TOTAL                                                                           41,739,524
                          Insurance--0.1%
       4,984,245          Triad Automobile Receivables Trust 2005-A, Class A1, (AMBAC INS),
                          3.300%, 6/12/2006                                                                    4,984,245
                               TOTAL ASSET-BACKED SECURITIES                                                  152,893,004

                          BANK NOTE--0.6%
                          Banking--0.6%
       25,000,000         Standard Federal Bank, N.A., 3.550%, 9/22/2005                                       25,000,000

                          CERTIFICATE OF DEPOSITS--15.8%
                          Banking--15.8%
      108,000,000         BNP Paribas SA, 3.280% - 3.730%, 9/9/2005 - 11/14/2005                              108,000,000
       37,000,000         Calyon, Paris, 3.950%, 7/14/2006                                                     37,000,000
       59,500,000         Citibank N.A., New York, 3.400% - 3.735%, 9/22/2005 - 11/15/2005                     59,500,000
       20,000,000         Compass Bank, Birmingham, 3.430%, 9/9/2005                                           20,000,000
      113,000,000         Credit Suisse, Zurich, 3.280% - 3.735%, 9/7/2005 - 11/14/2005                       113,000,000
       10,000,000         DePfa Bank PLC, 3.740%, 11/14/2005                                                   10,000,000
       25,000,000         Dexia Bank, Belgium, 3.405%, 9/20/2005                                               25,000,000
       75,000,000         Dresdner Bank AG, Frankfurt, 3.650%, 10/11/2005                                      75,000,000
       44,000,000         HSBC Bank USA, 3.700 - 3.705%, 11/9/2005                                             43,999,820
       13,000,000         Societe Generale, Paris, 3.550%, 1/25/2006                                           13,000,000
       48,000,000         Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006              48,002,032
       53,500,000         Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 - 2/21/2006                        53,500,571
      105,000,000         Washington Mutual Bank, F.A., 3.540% - 3.550%, 9/19/2005                            105,000,000
                               TOTAL CERTIFICATE OF DEPOSITS                                                  711,002,423

                          COLLATERALIZED LOAN AGREEMENTS--17.2%
                          Banking--6.1%
       65,000,000         Credit Suisse First Boston LLC, 3.688%, 9/1/2005                                     65,000,000
      100,000,000         Deutsche Bank Securities, Inc., 3.693%, 9/1/2005                                    100,000,000
      110,000,000         Greenwich Capital Markets, Inc., 3.688%, 9/1/2005                                   110,000,000
                               TOTAL                                                                          275,000,000
                          Brokerage--11.1%
       75,000,000         Bear Stearns Cos., Inc., 3.713%, 9/1/2005                                            75,000,000
      120,000,000         Citigroup Global Markets, Inc., 3.663%, 9/1/2005                                    120,000,000
       65,000,000         Lehman Brothers Holdings, Inc., 3.713%, 9/1/2005                                     65,000,000
      115,000,000         Lehman Brothers, Inc., 3.670% - 3.713%, 9/1/2005 - 10/12/2005                       115,000,000
       83,000,000         Merrill Lynch & Co., Inc., 3.713%, 9/1/2005                                          83,000,000
       40,000,000         Morgan Stanley & Co., Inc., 3.663%, 9/1/2005                                         40,000,000
                               TOTAL                                                                          498,000,000
                               TOTAL COLLATERALIZED LOAN AGREEMENTS                                           773,000,000

                          COMMERCIAL PAPER--20.9%(3)
                          Aerospace / Auto--1.8%
       35,520,000   (1,2) Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support
                          Agreement), 3.640% - 3.770%, 9/21/2005 - 11/7/2005                                   35,350,795
       45,600,000   (1,2) Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.530% - 11.000%,
                          9/19/2005 - 10/13/2005                                                               45,468,461
                               TOTAL                                                                           80,819,256
                          Banking--5.1%
       25,000,000         Barclays US Funding Corp., (GTD by Barclays Bank PLC), 3.670%, 11/8/2005             24,826,694
       16,000,000   (1,2) Blue Spice LLC, (Deutsche Bank AG SWP), 3.370%, 9/23/2005                            15,967,049
       55,000,000         Dexia Delaware LLC, 3.370%, 9/23/2005                                                54,886,731
       9,000,000    (1,2) Fountain Square Commercial Funding Corp., 3.370%, 9/21/2005                          8,983,150
      125,000,000   (1,2) Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.510% - 3.530%, 9/2/2005 -
                          12/20/2005                                                                          123,918,951
                               TOTAL                                                                          228,582,575
                          Consumer Products--0.2%
       10,000,000         Clorox Co., 3.680% - 3.700%, 9/27/2005 - 10/6/2005                                   9,966,846
                          Electrical Equipment--0.2%
       10,000,000         Whirlpool Corp., 3.600%, 9/7/2005                                                    9,994,000
                          Finance - Automotive--5.1%
       45,600,000         DaimlerChrysler North America Holding Corp., 3.550% - 3.850%, 9/2/2005 -
                          10/25/2005                                                                           45,431,422
       55,000,000         FCAR Auto Loan Trust, A1/P1 Series, 3.380%, 9/19/2005                                54,907,050
      127,000,000         FCAR Auto Loan Trust, A1+/P1 Series, 3.270% - 3.730%, 9/15/2005 -
                          11/16/2005                                                                          126,397,187
                               TOTAL                                                                          226,735,659
                          Finance - Commercial--2.4%
       55,000,000   (1,2) Amsterdam Funding Corp., 3.540%, 9/23/2005                                           54,881,017
       54,000,000         CIT Group, Inc., 3.310% - 3.540%, 10/28/2005 - 11/7/2005                             53,696,783
                               TOTAL                                                                          108,577,800
                          Finance - Equipment--0.2%
       10,000,000         John Deere Credit Ltd., (GTD by John Deere Capital Corp.), 3.600%,
                          9/19/2005                                                                            9,982,000
                          Finance - Retail--0.9%
       40,000,000   (1,2) Paradigm Funding LLC, 3.710%, 11/17/2005                                             39,682,589
                          Finance - Securities--4.8%
       20,000,000   (1,2) Galaxy Funding Inc., 3.350%, 9/20/2005                                               19,964,639
       70,000,000   (1,2)(Georgetown Funding Co. LLC, 3.520% - 3.648%, 10/12/2005 - 10/24/2005                 69,792,792
       68,000,000   (1,2) Grampian Funding LLC, 3.590% - 3.750%, 9/22/2005 - 1/17/2006                         67,668,539
       15,000,000   (1,2) K2 (USA) LLC, (GTD by K2 Corp.), 3.500% - 3.720%, 10/14/2005 - 11/18/2005            14,917,894
       35,000,000   (1,2) Perry Global Funding LLC (Series A), 3.540%, 9/21/2005                               34,931,167
       6,000,000    (1,2) Scaldis Capital LLC, 3.680%, 11/8/2005                                               5,958,293
                               TOTAL                                                                          213,233,324
                          Food & Beverage--0.1%
       2,695,000    (1,2) General Mills, Inc., 3.625%, 9/19/2005                                               2,690,115
       3,000,000          Sara Lee Corp., 3.630%, 9/13/2005                                                    2,996,370
                               TOTAL                                                                           5,686,485
                          Machinery, Equipment, Auto--0.1%
       6,000,000          John Deere Capital Corp., (Deere & Co. Support Agreement), 3.550%,
                          9/15/2005                                                                            5,991,717
                               TOTAL COMMERCIAL PAPER                                                         939,252,251

                          CORPORATE BOND--0.1%
                          Retail--0.1%
       5,200,000          Safeway Inc., 2.500%, 11/1/2005                                                      5,187,331

                          CORPORATE NOTES--0.5%
                          Finance - Securities--0.5%
       3,000,000    (1,2) Beta Finance, Inc., (GTD by Beta Finance Corp.), 3.970%, 7/25/2006                   3,000,000
       20,000,000   (1,2) Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.107%, 8/8/2006                  20,000,000
                               TOTAL CORPORATE NOTES                                                           23,000,000

                          GOVERNMENT AGENCIES--0.9%
                          Government Agency--0.9%
       31,000,000         Federal Home Loan Mortgage Corp., 3.335%, 9/9/2005                                   31,000,000
       10,000,000         Federal National Mortgage Association, 3.505%, 10/21/2005                            9,999,117
                               TOTAL GOVERNMENT AGENCIES                                                       40,999,117

                          LOAN PARTICIPATION--2.1%
                          Finance - Retail--2.1%
       94,000,000         Countrywide Home Loans, Inc., 3.570% - 3.580%, 9/15/2005 - 9/19/2005                 94,000,000

                          NOTES - VARIABLE--37.7%(5)
                          Banking--18.4%
       5,060,000          35 N. Fourth Street Ltd., (Series 2000), (Huntington National Bank,
                          Columbus, OH LOC), 3.940%, 9/1/2005                                                  5,060,000
       2,475,000          6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC), 3.740%, 9/2/2005                                        2,475,000
       14,315,000         Alabama Incentives Financing Authority, (Series 1999-C), (Wachovia Bank
                          N.A. LOC), 3.680%, 9/1/2005                                                          14,315,000
       4,149,000          American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank,
                          N.A. LOC), 3.660%, 9/1/2005                                                          4,149,000
       4,800,000          American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 3.710%,
                          9/1/2005                                                                             4,800,000
       3,255,000          Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois
                          LOC), 3.690%, 9/1/2005                                                               3,255,000
       3,900,000          BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 3.780%,
                          9/1/2005                                                                             3,900,000
       3,615,000          Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC),
                          4.020%, 9/1/2005                                                                     3,615,000
       40,000,000         Barclays Bank PLC, 3.492% - 3.500, 9/6/2005 - 9/9/2005                               39,994,374
        955,000           BeMacs Service, Inc., (Wachovia Bank N.A. LOC), 3.640%, 9/2/2005                      955,000
       6,090,000          Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.590%, 9/2/2005                         6,090,000
        840,000           Boozer Lumber Co., (Wachovia Bank N.A. LOC), 3.790%, 9/2/2005                         840,000
        600,000           C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project,
                          (Huntington National Bank, Columbus, OH LOC), 3.940%, 9/1/2005                        600,000
       7,855,000          Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC),
                          3.940%, 9/1/2005                                                                     7,855,000
       21,000,000         Calyon, Paris, 3.581%, 9/23/2005                                                     20,997,703
       2,511,000          Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.590%,
                          9/1/2005                                                                             2,511,000
        475,000           Carpenter, Thomas E., (Series 1998), (Huntington National Bank,
                          Columbus, OH LOC), 3.840%, 9/1/2005                                                   475,000
       6,535,000          Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY
                          LOC), 3.740%, 9/2/2005                                                               6,535,000
       1,240,000          Children's Defense Fund, (Manufacturers & Traders Trust Co., Buffalo, NY
                          LOC), 3.740%, 9/6/2005                                                               1,240,000
       4,795,000          Columbus, GA Development Authority, Woodmont Properties, LLC, (Series
                          2000), (Columbus Bank and Trust Co., GA LOC), 3.709%, 9/1/2005                       4,795,000
       2,885,000          Crane Plastics Siding LLC, (Series 2000), (J.P. Morgan Chase Bank, N.A.
                          LOC), 3.690%, 9/1/2005                                                               2,885,000
       50,000,000         Credit Suisse, Zurich, 3.589%, 9/22/2005                                             50,000,206
        930,000           Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus,
                          OH LOC), 3.840%, 9/1/2005                                                             930,000
       10,000,000   (1,2) DePfa Bank PLC, 3.420%, 9/15/2005                                                    10,000,000
       2,750,000          Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                          3.690%, 9/7/2005                                                                     2,750,000
       2,995,000          Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC), 3.740%, 9/2/2005                                        2,995,000
       6,104,000          Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC), 3.740%, 9/2/2005                                        6,104,000
       6,635,000          Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC), 3.740%, 9/2/2005                                              6,635,000
        485,000           Gerken Materials, Inc., (Series 1995), (Huntington National Bank,
                          Columbus, OH LOC), 3.940%, 9/1/2005                                                   485,000
       6,300,000          Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC),
                          3.680%, 9/7/2005                                                                     6,300,000
        760,000           Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B),
                          (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%, 9/7/2005                760,000
       1,925,000          Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY
                          LOC), 3.740%, 9/2/2005                                                               1,925,000
       2,865,000          Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 3.660%, 9/2/2005                2,865,000
      115,000,000         Greenwich Capital Holdings, Inc., 3.478% - 3.629%, 9/2/2005 - 9/28/2005             115,000,000
       7,305,000          Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati
                          LOC), 3.640%, 9/1/2005                                                               7,305,000
       44,000,000   (1,2) HBOS Treasury Services PLC,  3.870%, 11/21/2005                                      44,000,000
       55,000,000         HBOS Treasury Services PLC, 3.510% - 3.530%, 9/1/2005 - 9/26/2005                    55,000,000
        950,000           Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.710%, 9/2/2005                         950,000
       4,505,000          Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank
                          and Trust Co., GA LOC), 3.600%, 9/1/2005                                             4,505,000
       3,440,000          Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC),
                          3.400%, 9/1/2005                                                                     3,440,000
       7,860,000          Jackson-Rime Development Co. I, (Series 2002), (First Commercial Bank,
                          Birmingham, AL LOC), 3.680%, 9/1/2005                                                7,860,000
       2,290,000          Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC),
                          3.730%, 9/1/2005                                                                     2,290,000
       50,000,000    (1)  MONET Trust, (Series 2000-1) Class A-2A, (Dresdner Bank AG, Frankfurt
                          SWP), 3.548%, 9/28/2005                                                              50,000,000
       3,660,000          Mack Industries, Inc., (Series 1998), (Huntington National Bank,
                          Columbus, OH LOC), 3.940%, 9/1/2005                                                  3,660,000
       2,925,000          Maryland State Economic Development Corp., CWI Limited Partnership,
                          (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%, 9/2/2005               2,925,000
       4,105,000          Maryland State Economic Development Corp., Human Genome Sciences (Series
                          1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%,
                          9/6/2005                                                                             4,105,000
       50,000,000         Maryland State Economic Development Corp., (Series 2001A), Human Genome
                          Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%,
                          9/6/2005                                                                             50,000,000
       3,955,000          Memphis, TN Center City Revenue Finance Corp., South Bluffs Project
                          (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 4.140%,
                          9/1/2005                                                                             3,955,000
       8,000,000          Newton Racquetball Associates, (Commerce Bank N.A., Cherry Hill, NJ
                          LOC), 3.843%, 9/7/2005                                                               8,000,000
       7,295,000          Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC),
                          3.910%, 9/1/2005                                                                     7,295,000
       1,045,000          PV Communications, Inc., (Series 1998), (Huntington National Bank,
                          Columbus, OH LOC), 3.990%, 9/1/2005                                                  1,045,000
       6,995,000          PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                          3.740%, 9/2/2005                                                                     6,995,000
       8,335,000          Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY
                          LOC), 3.790%, 9/2/2005                                                               8,335,000
       5,380,000          Rt. 206, Inc., (Series 2000), (Commerce Bank N.A., Cherry Hill, NJ LOC),
                          3.860%, 9/7/2005                                                                     5,380,000
        510,000           Sandridge Food Corp., (National City Bank, Ohio LOC), 3.660%, 9/1/2005                510,000
       20,000,000         Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.940%, 9/1/2005              20,000,000
       3,200,000          Sojourn Project, (Series 1997), (FirstMerit Bank, N.A. LOC), 3.660%,
                          9/1/2005                                                                             3,200,000
       8,800,000          Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC),
                          3.940%, 9/1/2005                                                                     8,800,000
       1,800,000          Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.680%, 9/1/2005             1,800,000
       4,515,000          Sun Valley, Inc., (Wachovia Bank N.A. LOC), 3.640%, 9/2/2005                         4,515,000
       15,000,000         SunTrust Bank, 3.528%, 10/3/2005                                                     15,000,489
       2,735,000          Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC), 3.740%, 9/2/2005                                              2,735,000
       2,430,000          Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank,
                          Columbus, OH LOC), 3.940%, 9/1/2005                                                  2,430,000
        765,000           TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 3.970%,
                          9/1/2005                                                                              765,000
       46,200,000         Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of
                          New York SWP), 3.770%, 9/7/2005                                                      46,200,000
       3,025,000          Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 3.900%,
                          9/1/2005                                                                             3,025,000
       16,800,000         Union Development Co., (Bank of America N.A. LOC), 3.550%, 9/1/2005                  16,800,000
        876,431           Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC),
                          3.940%, 9/1/2005                                                                      876,431
       73,000,000         Wells Fargo & Co., 3.568% - 3.641%, 9/2/2005 - 9/14/2005                             73,000,000
       1,520,000          Wexner Heritage House, (Series 2000), (Huntington National Bank,
                          Columbus, OH LOC), 3.940%, 9/1/2005                                                  1,520,000
        905,000           White Brothers Properties, (Series 1996), (Huntington National Bank,
                          Columbus, OH LOC), 3.940%, 9/1/2005                                                   905,000
       3,135,000          Woodbury Business Forms, Inc./Carribean Business Forms, (Series 1996),
                          Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 4.130%,
                          9/1/2005                                                                             3,135,000
       1,590,000          YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC),
                          3.940%, 9/1/2005                                                                     1,590,000
                               TOTAL                                                                          827,943,203
                          Brokerage--7.3%
       50,000,000   (1,2) Goldman Sachs Group, Inc., 3.561%, 9/15/2005                                         50,004,557
       15,000,000         Goldman Sachs Group, Inc., Promissory Notes, 3.557%, 9/8/2005                        15,000,000
       40,000,000   (1,2) Merrill Lynch & Co., Inc., 3.770%, 9/12/2005                                         40,000,000
       35,000,000         Merrill Lynch & Co., Inc., 3.570% , 9/6/2005                                         35,000,000
      186,000,000         Morgan Stanley, 3.523% - 3.709%, 9/1/2005 - 9/27/2005                               186,000,000
                               TOTAL                                                                          326,004,557
                          Finance - Commercial--5.1%
       59,000,000   (1,2) Compass Securitization LLC, 3.513% - 3.525%, 9/7/2005 - 9/12/2005                    58,998,137
       80,000,000   (1,2) Fairway Finance Co. LLC, 3.460%, 9/1/2005                                            80,000,000
       85,300,000   (1,2) General Electric Capital Corp., 3.660% - 3.682%, 9/9/2005 - 9/19/2005                85,300,000
       3,000,000          South Carolina Jobs-EDA, Roller Bearing Co., (Series 1994 B), (Heller
                          Financial, Inc. LOC), 3.730%, 9/1/2005                                               3,000,000
                               TOTAL                                                                          227,298,137
                          Finance - Retail--0.7%
       31,000,000         AFS Insurance Premium Receivables Trust, (Series 1994-A), 4.127%,
                          9/15/2005                                                                            31,000,000
                          Finance - Securities--3.8%
       45,000,000   (1,2) K2 (USA) LLC, (GTD by K2 Corp.), 3.355% - 3.624%, 9/15/2005 - 9/28/2005              44,999,482
      127,000,000   (1,2) Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.526% - 3.770%,
                          9/1/2005 - 11/10/2005                                                               127,004,623
                               TOTAL                                                                          172,004,105
                          Government Agency--0.0%
        810,000           Clayton County, GA Housing Authority, Summerwinds Project, (Series 2000
                          B), (FNMA LOC), 3.830%, 9/1/2005                                                      810,000
                          Insurance--2.4%
       20,000,000         Allstate Life Insurance Co., 3.478%, 9/1/2005                                        20,000,000
       35,000,000         GE Capital Assurance Co., 3.420% - 3.840%, 9/1/2005 - 11/9/2005                      35,000,000
       9,000,000          Hartford Life Global Funding Trust, 3.551%, 9/15/2005                                9,000,000
       10,000,000         Jackson National Life Insurance Co., 3.610%, 9/1/2005                                10,000,000
       35,000,000         Monumental Life Insurance Co., 4.000%, 11/29/2005                                    35,000,000
                               TOTAL                                                                          109,000,000
                               TOTAL NOTES - VARIABLE                                                        1,694,060,002

                          REPURCHASE AGREEMENTS--0.7%
       30,853,000         Interest in $4,350,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Barclays Capital, Inc. will repurchase U.S.
                          Government Agency securities with various maturities to 7/15/2032 for
                          $4,350,436,208 on 9/1/2005. The market value of the underlying
                          securities at the end of the period was $4,437,445,374.                              30,853,000
                               TOTAL INVESTMENTS -
                               99.9%
                               (AT AMORTIZED COST)(6)                                                        4,489,247,128
                               OTHER ASSETS AND LIABILITIES - NET - 0.1 %                                      5,585,863
                               TOTAL NET ASSETS - 100%                                                 $     4,494,832,991


================================================================================

     1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $1,153,879,596 which represents 25.7% of total net assets.

     2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2005, these securities amounted to $ 1,103,879,596 which represents 24.6% of total net assets.

          Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the directors, held at August 31, 2005 is as follows:

           Security                                      Acquisition Acquisition
                                                           Date         Cost
           -------------------------------------------    ---------  -----------
           -------------------------------------------    ---------  -----------
           MONET Trust, (Series 2000-1) Class A-2A,        6/1/2005  $50,000,000
           (Dresdner Bank AG, Frankfurt SWP), 3.548%,
           9/28/2005
           ---------------------------------------------------------------------

     3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

        4  Reflects potential extension period.
        5 Floating rate note with current rate and next reset date shown. 6 Also represents cost for federal tax purposes.

          Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
EDA               --Economic Development Authority
FNMA              --Federal National Mortgage Association
GTD               --Guaranteed
IDA               --Industrial Development Authority
INS               --Insured
LOC               --Letter of Credit
PCR               --Pollution Control Revenue
SWP               --Swap Agreement











TREASURY CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

        Principal
          Amount                                                                                                       Value


                            U.S. TREASURY--2.6%
                            U.S. Treasury Notes - 2.6%
  $     9,000,000           2.500% - 2.750%, 5/31/2006 - 7/31/2006                                           $       8,923,825

                            REPURCHASE AGREEMENTS--97.4%
        20,000,000          Interest in $1,658,000,000 joint repurchase agreement 3.56%, dated
                            8/31/2005 under which BNP Paribas Securities Corp. will repurchase U.S.
                            Treasury securities with various maturities to 1/15/2025 for $1,658,163,958 on 9/1/2005.  The market value of the underlying securities at the end of
                            the period was $1,691,160,606.                                                           20,000,000
        60,000,000          Interest in $750,000,000 joint repurchase agreement 3.55%, dated 8/31/2005 under which CIBC World Markets Corp. will repurchase a U.S. Treasury security with a maturity of 5/15/2013 for $750,073,958 on 9/1/2005.  The market value of the underlying security at the end of the period was
                            $765,004,894.                                                                            60,000,000
        17,000,000     (1)  Interest in $750,000,000 joint repurchase agreement 3.51%, dated 8/15/2005 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $753,217,500 on
                            9/29/2005.  The market value of the underlying securities at the end of the
                            period was $781,593,721.                                                                 17,000,000
        68,000,000          Interest in $2,850,000,000 joint repurchase agreement 3.56%, dated
                            8/31/2005 under which Deutsche Bank Securities, Inc. will repurchase U.S.
                            Treasury securities with various maturities to 2/15/2029 for $2,850,281,833 on 9/1/2005.  The market value of the underlying securities at the end of
                            the period was $2,907,288,259.                                                           68,000,000
        60,000,000          Interest in $500,000,000 joint repurchase agreement 3.56%, dated 8/31/2005 under which HSBC Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2015 for $500,049,444 on 9/1/2005.  The market value of the underlying securities at the end of the period was
                            $510,001,024.                                                                            60,000,000
        42,392,000          Interest in $1,300,000,000 joint repurchase agreement 3.56%, dated
                            8/31/2005 under which J.P. Morgan Securities, Inc. will repurchase a U.S.
                            Treasury security with a maturity of 8/15/2008 for $1,300,128,556 on
                            9/1/2005.  The market value of the underlying security at the end of the
                            period was $1,326,000,000.                                                               42,392,000
        5,000,000      (1)  Interest in $275,000,000 joint repurchase agreement 3.32%, dated 6/22/2005 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2014 for $278,119,417 on
                            10/24/2005.  The market value of the underlying securities at the end of
                            the period was $282,310,990.                                                             5,000,000
        5,000,000      (1)  Interest in $250,000,000 joint repurchase agreement 3.20%, dated 5/24/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $252,844,444 on 9/30/2005.  The market value of the underlying securities at the end of the period was
                            $257,998,572.                                                                            5,000,000
        7,000,000      (1)  Interest in $473,000,000 joint repurchase agreement 3.20%, dated 6/10/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2012 for $476,994,222 on 9/16/2005.  The market value of the underlying securities at the end of the period was
                            $486,454,279.                                                                            7,000,000
        14,000,000     (1)  Interest in $425,000,000 joint repurchase agreement 3.51%, dated 8/15/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2012 for $426,781,813 on 9/28/2005.  The market value of the underlying securities at the end of the period was
                            $434,252,695.                                                                            14,000,000
        40,000,000          Interest in $2,000,000,000 joint repurchase agreement 3.55%, dated
                            8/31/2005 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 7/15/2015 for $2,000,197,222 on
                            9/1/2005.  The market value of the underlying securities at the end of the
                            period was $2,040,000,292.                                                               40,000,000
                                TOTAL REPURCHASE AGREEMENTS                                                         338,392,000
                                TOTAL INVESTMENTS - 100.0%
                            ----------------------------------------------------------------------------
                                (AT AMORTIZED COST)(2)                                                              347,315,825
                                OTHER ASSETS AND LIABILITIES - NET - 0.0%                                             (82,651)
                                TOTAL NET ASSETS - 100%                                                      $      347,233,174

================================================================================

     1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

        2  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment  Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Cash Trust Series, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005